Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 9,139	$ 8,722
Plan assets
Plan assets at the end of year	9,341	8,853
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	8,384	7,982
Plan assets
Plan assets at the end of year	8,469	8,004
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	755	740
Plan assets
Plan assets at the end of year	872	849
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	609	671
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	568	620
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 41	$ 51